SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of operating segments

For the Years Ended December 31,	Wassa	Prestea	Other	Corporate	Total
2019
Revenue	$203,820	$60,917	—	—	$264,737
Mine operating expenses	98,722	71,427	—	—	170,149
Severance charges	225	143	—	—	368
Operating costs from/(to) metal inventory	299	(652)	—	—	(353)
Inventory net realizable value adjustment and write-off	—	1,216	—	—	1,216
Royalties	10,877	4,083	—	—	14,960
Cost of sales excluding depreciation and amortization	110,123	76,217	—	—	186,340
Depreciation and amortization	17,134	11,920	—	—	29,054
Mine operating margin/(loss)	76,563	(27,220)	—	—	49,343
Impairment charges	—	56,762	—	—	56,762
Income tax expense	27,439	—	—	—	27,439
Net income/(loss) attributable to non-controlling interest	4,671	(15,211)	—	—	(10,540)
Net income/(loss) attributable to Golden Star	$35,357	$(72,751)	$1,190	$(31,230)	$(67,434)

Capital expenditures	$60,123	$13,018	—	—	$73,141

2018
Revenue	$183,078	$89,939	$—	$—	$273,017
Mine operating expenses	86,916	89,112	—	—	176,028
Severance charges	4,970	9,888	—	—	14,858
Operating costs from metal inventory	7,184	5,702	—	—	12,886
Inventory net realizable value adjustment and write-off	3,684	1,971	—	—	5,655
Royalties	9,508	4,794	—	—	14,302
Cost of sales excluding depreciation and amortization	112,262	111,467	—	—	223,729
Depreciation and amortization	22,066	11,873	—	—	33,939
Mine operating margin/(loss)	48,750	(33,401)	—	—	15,349
Income tax expense	12,350	—	—	—	12,350
Net income/(loss) attributable to non-controlling interest	3,043	(8,991)	—	—	(5,948)
Net income/(loss) attributable to Golden Star	$27,994	$(25,351)	$(8,543)	$(12,223)	$(18,123)

Capital expenditures	$35,420	$11,414			$46,834
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2019
Total assets	$233,634	$94,453	$2,951	$43,022	$374,060

December 31, 2018
Total assets	$181,446	$147,815	$898	$87,828	$417,987